Derivative Financial Instruments - Summary of Movements in Cash Flow Hedge Reserve (Detail) - CAD ($) $ in Millions	12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Mar. 31, 2020
Disclosure Of Movements In Cash Flow Hedge Reserve [Line Items]
Loss arising on changes in fair value of cash flow hedges, net of tax of $7.8 million, $16.1 million and nil, respectively	$ 40.1	$ (64.8)	$ 0.0
Steel [Member]
Disclosure Of Movements In Cash Flow Hedge Reserve [Line Items]
Opening balance	64.8	0.0	0.0
Loss arising on changes in fair value of cash flow hedges, net of tax of $7.8 million, $16.1 million and nil, respectively	89.5	70.7	2.5
Loss reclassified to net income (loss)	(129.6)	(5.9)	(2.5)
Net unrealized (income) loss on cash flow hedges	(40.1)	64.8	0.0
Ending balance	$ 24.7	$ 64.8	$ 0.0